Summary of Significant Accounting Policies - Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Weighted average number of common shares outstanding - Basic	74,240,141	69,854,141	74,232,600	69,854,141	71,228,125	64,417,684
Series A preferred stock						37,603
Series B preferred stock						37,603
Convertible notes payable						4,356,164
Weighted average number of common and equivalent shares outstanding-Diluted	74,240,141	69,854,141	74,232,600	69,854,141	71,228,125	68,849,054